REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenues by segments and channels (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,368.4	$ 3,548.8	$ 3,066.5
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,809.6	2,502.7	2,236.3
Retail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	840.4	532.3	425.8
E-commerce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	718.4	513.8	404.4
Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,592.8	1,095.5	950.7
Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,667.8	1,416.5	1,235.7
Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,107.8	$ 1,036.7	$ 880.1